As filed with the U.S. Securities and Exchange Commission on June 22, 2018

File Nos. 333-84797 and 811-09525

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

RYDEX DYNAMIC FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Laura E. Flores W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On June 29, 2018 pursuant to paragraph (b)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A for Rydex Dynamic Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until June 29, 2018, the effectiveness of Post-Effective Amendment No. 38 (“PEA No. 38”), which was filed with the Commission via EDGAR Accession No. 0001628280-18-005133 on April 26, 2018, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 38 by means of this filing, Parts A, B and C of PEA No. 38 are incorporated herein by reference.
PART A – PROSPECTUS
The Prospectus for the S&P 500® 2x Strategy Fund is incorporated herein by reference to Part A of PEA No. 38.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the S&P 500® 2x Strategy Fund is incorporated herein by reference to Part A of PEA No. 38.
PART C – OTHER INFORMATION
The Part C is incorporated herein by reference to Part A of PEA No. 38.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 39 to Registration Statement 333-84797 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 22nd day of June, 2018.

Rydex Dynamic Funds
/s/ Amy J. Lee
Amy J. Lee
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	June 22, 2018
Angela Brock-Kyle

/s/ Corey A. Colehour*	Member of the Board of Trustees	June 22, 2018
Corey A. Colehour

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	June 22, 2018
J. Kenneth Dalton

/s/ John O. Demaret	Member of the Board of Trustees	June 22, 2018
John O. Demaret

/s/ Werner E. Keller*	Chairman and Member of the Board of Trustees	June 22, 2018
Werner E. Keller

/s/ Amy J. Lee	Member of the Board of Trustees	June 22, 2018
Amy J. Lee

/s/ Thomas F. Lydon, Jr.	Member of the Board of Trustees	June 22, 2018
Thomas F. Lydon, Jr.

/s/ Patrick T. McCarville	Member of the Board of Trustees	June 22, 2018
Patrick T. McCarville

Sandra Sponem*	Member of the Board of Trustees	June 22, 2018
Sandra Sponem

/s/ John L. Sullivan	Treasurer (Principal Financial and Accounting Officer)	June 22, 2018
John L. Sullivan

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney